Accounts Receivable, Net (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Accounts Receivable, Net [Abstract]
Recovery for doubtful accounts	$ 103	$ 806
Uncollectible receivables	4,583	35,929
Uncollectible receivables recovered	4,583	35,929	$ 581	$ 88,578
Provision for credit losses	$ 4,480	$ 35,123